Offerings - Offering: 1	Sep. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	615,887
Proposed Maximum Offering Price per Unit	15.49
Maximum Aggregate Offering Price	$ 9,540,089.63
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,460.59
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may become issuable under the Defi Development Corp. (formerly Janover Inc.) 2021 Equity Incentive Plan (the “2021 Plan”) or the Defi Development Corp. (formerly Janover Inc.) 2023 Equity Incentive Plan (the “2023 Plan”) upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder. The Amount Registered consists of shares of common stock issued upon the exercise of options and vesting and settlement of restricted stock units, or that may be issued upon the vesting and settlement of restricted stock units, in each case, under the 2021 Plan or the 2023 Plan. The Proposed Maximum Offering Price Per Share is estimated solely for the purpose of calculating the registration fee according to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($16.39) and low ($14.58) prices of the registrant’s common stock reported on the Nasdaq Capital Market on September 5, 2025, which is within five business days prior to filing this registration statement.